CONVERTIBLE NOTES PAYABLE (Tables)	9 Months Ended
Sep. 30, 2025
Debt Disclosure [Abstract]
Schedule of convertible notes

	September 30, 2025	December 31, 2024
Convertible notes payable	$50,000	$105,000
Discounts on convertible notes payable	–	–
Total convertible debt less debt discount	50,000	105,000
Current portion	50,000	105,000
Long-term portion	$–	$–

Schedule of convertible notes payable

Note #	Issuance	Maturity	Principal Balance 12/31/24	Settlements and/or Principal Conversions	New Loans or (Cash Paydown)	Shares Issued Upon Conversion or Exchange	Principal Balance 9/30/25	Accrued Interest on Convertible Debt at 12/31/24	Interest On Convertible Debt For the Period Ended 9/30/25	Accrued Interest on Convertible Debt at 9/30/25
10	01/24/2017	01/24/2018	55,000	(55,000)	–	192,495	–	91,905	(91,905)	–
10-2	03/30/2023	03/30/2024	25,000	–	–	–	25,000	7,538	3,725	11,263
10-3	08/11/2023	08/11/2024	25,000	–	–	–	25,000	5,859	3,724	9,583
			$105,000	$–	$–	–	$50,000	$105,302	$(84,456)	$20,846